As Filed with the U.S. Securities and Exchange Commission on September 13, 2010

                                              File Nos. 333-101625 and 811-21261

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.___ [ ]

                       Post-Effective Amendment No. 14 [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [X]

                              Amendment No. 15 [X]

                                 RYDEX ETF TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                                 Richard Goldman
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485

[ ]  on (date) pursuant to paragraph (b)(1)(v) of rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of rule 485

[X]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                                                     RYDEX|SGI EQUAL WEIGHT ETFS
                                                                      PROSPECTUS

                                                                     _____, 2010

                                                      DOMESTIC EQUAL WEIGHT ETFS
                    Rydex Russell MidCap Equal Weight ETF (NYSE Arca, Inc.: XXX)
                   Rydex Russell 1000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX) Rydex Russell 2000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)

                                                 INTERNATIONAL EQUAL WEIGHT ETFS
                      Rydex Russell BRIC Equal Weight ETF (NYSE Acra, Inc.: XXX) Rydex Russell Greater China Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
                         Rydex MSCI EAFE Equal Weight ETF (NYSE Arca, Inc.: XXX)
             Rydex MSCI Emerging Markets Equal Weight ETF (NYSE Arca, Inc.: XXX)
                         Rydex MSCI ACWI Equal Weight ETF (NYSE Arca, Inc.: XXX)

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARIES

(Includes Fund Objective, Fees and Expenses, Principal Investment Strategies, Principal Risks, Performance Information, Management, Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries)

EQUAL WEIGHT ETFS
DOMESTIC
   RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF                                      XX
   RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF                                     XX
   RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF                                     XX
INTERNATIONAL
   RYDEX RUSSELL BRIC EQUAL WEIGHT ETF                                        XX
   RYDEX RUSSELL GREATER CHINA LARGE CAP EQUAL WEIGHT ETF                     XX
   RYDEX MSCI EAFE EQUAL WEIGHT ETF                                           XX
   RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF                               XX
   RYDEX MSCI ACWI EQUAL WEIGHT ETF                                           XX
PURCHASE AND SALE INFORMATION                                                 XX
TAX INFORMATION                                                               XX
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES                 XX
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS                                XX
MANAGEMENT OF THE FUNDS                                                       XX
SHAREHOLDER INFORMATION                                                       XX
BUYING AND SELLING FUND SHARES                                                XX
DIVIDENDS AND DISTRIBUTIONS                                                   XX
ADDITIONAL TAX INFORMATION                                                    XX
PREMIUM/DISCOUNT INFORMATION                                                  XX
MORE INFORMATION                                                              XX
INDEX PUBLISHERS INFORMATION                                                  XX
ADDITIONAL INFORMATION                                                        XX

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex Russell MidCap Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell MidCap Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell MidCap Equal Weight Index is an unmanaged equal-weighted version of the Russell MidCap Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The Russell MidCap Index is a subset of the Russell 1000(R) Index and includes approximately 800 of the smallest securities within the Russell 1000(R) Index based on a combination of market capitalization and current index membership. The Russell MidCap Index generally represents medium-capitalization companies with capitalizations ranging from $968 million to $13.7 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex Russell 1000(R) Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000(R) Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 1000(R) Equal Weight Index is an unmanaged equal-weighted version of the Russell 1000(R) Index, which measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000(R) Index is a subset of the Russell 3000(R) Index and includes approximately 1,000 of the largest securities within the Russell 3000(R) Index based on a combination of their market cap and current index membership. The Russell 1000(R) Index represents approximately 90% of the U.S. market with capitalizations ranging from $968.3 million to $290.8 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex Russell 2000(R) Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000(R) Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 2000(R) Equal Weight Index is an unmanaged equal-weighted version of the Russell 2000(R) Index. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 10% of the Russell 3000(R) total market capitalization and consisting of capitalizations ranging from $39.3 million to $2.54 billion as of June 30, 2010. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX RUSSELL BRIC EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex Russell BRIC Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Brazil, Russia, India and China (BRIC) Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary

Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Brazil, Russia, India and China (BRIC) Equal Weight Index is an unmanaged equal-weighted version of the Russell BRIC Index, which measures the performance of the investable securities in Brazil, Russia, India and China and other emerging markets, with capitalizations ranging from $11.0 million to $268.5 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to the energy sector and to Brazil, Russia, India and China.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

ENERGY SECTOR CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION AND SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX RUSSELL GREATER CHINA LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex Russell Greater China Large Cap Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Greater China Large Cap Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary

Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Greater China Large Cap Equal Weight Index is an unmanaged equal-weighted version of the Russell Greater China Large Cap Index, which measures the performance of the largest investable securities in China, Hong Kong and Taiwan, with capitalizations ranging from $1.1 billion to $268.5 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to China, Hong Kong and Taiwan.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex MSCI EAFE Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.70%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.70%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$72]    [$224]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010 the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $255.8 million to $202.1 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Europe and Asia.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex MSCI Emerging Markets Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Weighted Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The MSCI Emerging Markets Equal Weighted Index is an unmanaged equal-weighted version of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. As of May 27, 2010 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey with capitalizations ranging from $2.94 billion to $22.56 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Asia, Europe and the U.S.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RYDEX MSCI ACWI EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Rydex MSCI ACWI Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the MSCI All Country World (ACWI) Equal Weighted Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                            None
Other Expenses*                                                                      None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The MSCI All Country World (ACWI) Equal Weighted Index is a free float-adjusted equal weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI Index consisted of 45 country indices comprising 24 developed and 21 emerging market country indices with capitalizations ranging from $1.58 billion to $290.6 billion as of June 30, 2010. The developed market country indices include:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Asia and Europe.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION AND SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from each Domestic Equal Weight ETF and International Equal Weight ETF only in "Creation Units" of 50,000 and 100,000 shares, respectively, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other broker-dealers, purchase or redeem Creation Units from a Fund. Most investors will buy and sell shares of a Fund on the Exchange. Individual shares may only be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Funds. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, a Fund's shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of a Fund through a broker-dealer on the Exchange.

TAX INFORMATION - Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES - If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex ETF Trust (the "Trust") is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (each a "Fund" and collectively, the "Funds" or "Rydex|SGI Funds"):

DOMESTIC EQUAL WEIGHT ETFS - Rydex Russell MidCap Equal Weight ETF, Rydex Russell 1000(R) Equal Weight ETF, and Rydex Russell 2000(R) Equal Weight ETF

INTERNATIONAL EQUAL WEIGHT ETFS - Rydex Russell BRIC Equal Weight ETF, Rydex Russell Greater China Large Cap Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF

Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act") restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in
Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the "SEC") exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund's Underlying Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund's Underlying Index also may be changed without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days' prior notice of any such change.

INVESTMENT STRATEGIES

Each Fund's investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments.

INTERNATIONAL EQUAL WEIGHT ETFS. Each of the International Equal Weight ETFs may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. Each Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

INVESTMENT RISKS

This section provides additional information regarding the principal risks described under "Principal Risks" in the Fund Summaries. Risk information may not be applicable to each Fund.

Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.

CAPITALIZATION SECURITIES RISK. The Fund's Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, E.G., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CURRENCY RISK. The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. The Fund's investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

EARLY CLOSING RISK. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder's inability to buy or sell shares of the Fund on that day. If an exchange or market closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

EMERGING MARKETS RISK. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade, and can be subject to greater social, economic, regulatory, and political uncertainties potentially resulting in extreme market volatility. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation or assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in other securities or financial instruments whose returns are related to the returns of emerging market securities.

ENERGY SECTOR CONCENTRATION RISK. The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities or obligations of foreign companies directly, but will primarily invest in financial instruments, such as futures, structured notes, and exchange-traded investment pools, which are indirectly linked to the performance of foreign issuers or commodities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities or obligations of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers or commodities, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION RISK. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

     ASIA. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

     BRAZIL. Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries.

     CHINA. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

     EUROPE. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

     HONG KONG. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a great impact on the Hong Kong economy. In addition, Hong Kong is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Hong Kong economy. Hong Kong may be subject to considerable degrees of economic, political and social instability and may also be subject to natural disasters.

     INDIA. India and certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Ethnic and religious tensions could result in economic or social instability in India. Additionally, investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested.

     RUSSIA. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments in Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

     TAIWAN. The economy of Taiwan has few natural resources and any fluctuation or shortage in the commodity markets could have a great impact on the Taiwanese economy. In addition, Taiwan is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Taiwanese economy. Taiwan may be subject to considerable degrees of economic, political and social instability and may also be subject to natural disasters.

     UNITED STATES. The United States is a significant trading partner of many emerging markets in which the Fund invests. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

MARKET RISK. The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." Therefore, unless a specific security is removed from the Fund's Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. If a specific security is removed from the Fund's Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security's current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund's Underlying Index. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. Tracking error refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions, extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules, or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

TRADING RISK. Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time. In addition, although the Fund's shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Funds since each Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

DOMESTIC EQUAL WEIGHT ETFS                                ADVISORY FEE
--------------------------                                ------------
Rydex Russell MidCap Equal Weight ETF                       [0.55%]
Rydex Russell 1000(R) Equal Weight ETF                      [0.55%]
Rydex Russell 2000(R) Equal Weight ETF                      [0.55%]

INTERNATIONAL EQUAL WEIGHT ETFS                           ADVISORY FEE
-------------------------------                           ------------
Rydex Russell BRIC Equal Weight ETF                         [0.90%]
Rydex Russell Greater China Large Cap Equal Weight ETF      [0.90%]
Rydex MSCI EAFE Equal Weight ETF                            [0.70%]
Rydex MSCI Emerging Markets Equal Weight ETF                [0.90%]
Rydex MSCI ACWI Equal Weight ETF                            [0.90%]

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

The Funds invest in a money market fund pursuant to a cash sweep agreement and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund's fees and expenses amount to less than .001%. The Funds' fees and expenses incurred indirectly by the Funds as a result of investments in other investment companies will be less than 0.01%.

A discussion regarding the basis for the Board's August 2010 approval of the Funds' investment advisory agreement will be available in the Funds' October 31, 2010 Annual Report to Shareholders, which covers the period November 1, 2009 to October 31, 2010.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds:

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") - As the CIO of Rydex Investments, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Advisor thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Advisor will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. Because the Funds invest substantially all of their assets in the component securities included in their respective Underlying Indices, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which the Advisor would use fair value pricing - for example, if the exchange on which a portfolio security is primarily traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

If the Advisor uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund's shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHARE TRADING PRICES

The trading prices of a Fund's shares listed on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust's Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Rydex Distributors, Inc. (the "Distributor"), the Funds' distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund's portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds' transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2012. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

     - Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

     - If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

     - Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gain distributions from a Fund until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

BACK-UP WITHHOLDING

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

NON-U.S. INVESTORS

Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund's taxable year beginning after December 31, 2004 and not beginning after June 30, 2010, interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code of 1986's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

TAX STATUS OF SHARE TRANSACTIONS

Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

PREMIUM/DISCOUNT INFORMATION

The Funds had not commenced operations prior to the date of this Prospectus and therefore do not have information showing the number of days the market price of each Fund's shares was greater than the Fund's NAV and the number of days it was less than the Fund's NAV (i.e., premium or discount) for various time periods. When available, such information will be available by visiting the Funds' website at www.rydex-sgi.com.

MORE INFORMATION

For more information on how to buy and sell shares of the Funds, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5100 or visit www.rydex-sgi.com.

INDEX PUBLISHERS INFORMATION

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell Indices are trademarks of Frank Russell Company and have been licensed for use by Rydex Advisors II, LLC. The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of investing in the Funds.


The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Rydex/SGI Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex/SGI Funds particularly or the ability of the Russell indices to track general stock market performance or a segment of the same. Russell's publication of the indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell index is based. Russell's only relationship to the Rydex Advisors II, LLC is the licensing of certain trademarks and trade names of Russell and of the Russell Index which is determined, composed and calculated by Russell without regard to the Rydex Advisors II, LLC or the Rydex/SGI Funds. Russell is not responsible for and has not reviewed the Rydex/SGI Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Rydex/SGI Funds.



RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX ADVISORS II, LLC, INVESTORS, OWNERS OF THE RYDEX/SGI FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI

THE RYDEX/SGI FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY

RYDEX ADVISORS II, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE RYDEX/SGI FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE RYDEX/SGI FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE RYDEX/SGI FUNDS OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE RYDEX/SGI FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE RYDEX/SGI FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE RYDEX/SGI FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE RYDEX/SGI FUNDS, OWNERS OF THE RYDEX/SGI FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED ______, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEBSITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-1520 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS OR MAKE INQUIRIES, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEBSITE AT www.rydex-sgi.com, OR WRITING TO RYDEX ETF TRUST, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX|SGI. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S INVESTMENT COMPANY ACT FILE NUMBER IS 811-21261.

[
[RYDEX | SGI logo]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

[INSERT CODE]

                                                     RYDEX|SGI EQUAL WEIGHT ETFS
                                                                      PROSPECTUS

                                                                     _____, 2010

                                                      DOMESTIC EQUAL WEIGHT ETFS
                  Russell 1000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
                   Russell 1000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)
                  Russell 2000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
                   Russell 2000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)
                         Russell 3000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)
                  Russell 3000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
                   Russell 3000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)

                                                 INTERNATIONAL EQUAL WEIGHT ETFS
                  Russell Global 1000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX) Russell Global Ex-U.S. Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
      Russell Emerging Markets Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
         Russell Emerging EMEA Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARIES

(Includes Fund Objective, Fees and Expenses, Principal Investment Strategies, Principal Risks, Performance Information, Management, Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries)

EQUAL WEIGHT ETFS
DOMESTIC
   RUSSELL 1000(R) GROWTH EQUAL WEIGHT ETF                                   XX
   RUSSELL 1000(R) VALUE EQUAL WEIGHT ETF                                    XX
   RUSSELL 2000(R) GROWTH EQUAL WEIGHT ETF                                   XX
   RUSSELL 2000(R) VALUE EQUAL WEIGHT ETF                                    XX
   RUSSELL 3000(R) EQUAL WEIGHT ETF                                          XX
   RUSSELL 3000(R) GROWTH EQUAL WEIGHT ETF                                   XX
   RUSSELL 3000(R) VALUE EQUAL WEIGHT ETF                                    XX
INTERNATIONAL
   RUSSELL GLOBAL 1000(R) EQUAL WEIGHT ETF                                   XX
   RUSSELL GLOBAL EX-U.S. LARGE CAP EQUAL WEIGHT ETF                         XX
   RUSSELL EMERGING MARKETS LARGE CAP EQUAL WEIGHT ETF                       XX
   RUSSELL EMERGING EMEA LARGE CAP EQUAL WEIGHT ETF                          XX
PURCHASE AND SALE INFORMATION                                                XX
TAX INFORMATION                                                              XX
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES                XX
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS                               XX
MANAGEMENT OF THE FUNDS                                                      XX
SHAREHOLDER INFORMATION                                                      XX
BUYING AND SELLING FUND SHARES                                               XX
DIVIDENDS AND DISTRIBUTIONS                                                  XX
ADDITIONAL TAX INFORMATION                                                   XX
PREMIUM/DISCOUNT INFORMATION                                                 XX
MORE INFORMATION                                                             XX
INDEX PUBLISHER INFORMATION                                                  XX
ADDITIONAL INFORMATION                                                       XX

RUSSELL 1000(R) GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 1000(R) Growth Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000(R) Growth Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 1000(R) Growth Equal Weight Index is an unmanaged equal-weighted version of the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a subset of the Russell 3000(R) Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000(R) Growth Index has market capitalizations ranging from $1.1 billion to $290.8 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

GROWTH STOCKS RISK. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 1000(R) VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 1000(R) Value Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 1000(R) Value Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 1000(R) Value Equal Weight Index is an unmanaged equal-weighted version of the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a subset of the Russell 3000(R) Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000(R) Value Index has market capitalizations ranging from $968.3 million to $290.8 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

VALUE STOCKS RISK. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 2000(R) GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 2000(R) Growth Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000(R) Growth Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 2000(R) Growth Equal Weight Index is an unmanaged equal-weighted version of the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe and includes those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a subset of the Russell 3000(R) Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000(R) Growth Index consists of capitalizations ranging from $39.3 million to $2.5 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

GROWTH STOCKS RISK. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 2000(R) VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 2000(R) Value Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 2000(R) Value Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 2000(R) Value Equal Weight Index is an unmanaged equal-weighted version of the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of the small-cap growth segment of the U.S. equity universe and includes those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index is a subset of the Russell 3000(R) Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000(R) Value Index consists of capitalizations ranging from $49.0 million to $2.3 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

VALUE STOCKS RISK. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 3000(R) EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 3000(R) Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000(R) Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 3000(R) Equal Weight Index is an unmanaged equal-weighted version of the Russell 3000(R) Index. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market with capitalizations ranging from $39.3 million to $290.8 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 3000(R) GROWTH EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 3000(R) Growth Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000(R) Growth Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underling Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 3000(R) Growth Equal Weight Index is an unmanaged equal-weighted version of the Russell 3000(R) Growth Index. The Russell 3000(R) Growth Index measures the performance of the broad growth segment of the U.S. equity universe and includes those Russell 3000(R) companies with higher price-to-book ratios and higher forecasted growth values with capitalizations ranging from $39.3 million to $290.8 billion as of June 30, 2010. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

GROWTH STOCKS RISK. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL 3000(R) VALUE EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell 3000(R) Value Equal Weight ETF (the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell 3000(R) Value Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.55%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.55%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$56]    [$176]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell 3000(R) Value Equal Weight Index is an unmanaged equal-weighted version of the Russell 3000(R) Value Index. The Russell 3000(R) Value Index measures the performance of the broad value segment of the U.S. equity universe and includes those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values with capitalizations ranging from $49 million to $290.8 billion as of June 30, 2010. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

SMALL-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

VALUE STOCKS RISK. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL GLOBAL 1000(R) EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell Global 1000(R) Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Global 1000(R) Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.70%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.70%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$72]    [$224]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Global 1000(R) Equal Weight Index is an unmanaged equal-weighted version of the Russell Global 1000(R) Index, which offers investors access to 1,000 large capitalization stocks, which include certain markets deemed to be emerging markets, and has capitalizations ranging from $2.1 billion to $290.8 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to North America, Europe and Asia.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL GLOBAL EX-U.S. LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell Global Ex-U.S. Large Cap Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Global Ex-U.S. Large Cap Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.70%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.70%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$72]    [$224]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary

Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Global Ex-U.S. Large Cap Equal Weight Index is an unmanaged equal-weighted version of the Russell Global Ex-U.S. Large Cap Index, which offers investors access to the large-cap segment of the global equity market, which include certain markets deemed to be emerging markets, except those securities domiciled in the United States. The Russell Global Ex-U.S. Large Cap Index includes the largest securities in the Russell Global Ex-U.S. Index and has capitalizations ranging from $240 million to $268.5 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Europe and Asia.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL EMERGING MARKETS LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell Emerging Markets Large Cap Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Emerging Markets Large Cap Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary

Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Emerging Markets Large Cap Equal Weight Index is an unmanaged equal-weighted version of the Russell Emerging Markets Large Cap Index, which includes the largest securities, including certain markets deemed to be emerging markets, in the Russell Emerging Markets Index with capitalizations ranging from $1.1 billion to $268.5 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Asia.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

RUSSELL EMERGING EMEA LARGE CAP EQUAL WEIGHT ETF

INVESTMENT OBJECTIVE - The investment objective of the Russell Emerging EMEA Large Cap Equal Weight ETF (the "Fund") is to correspond, before fees and expenses, to the price and yield performance of the Russell Emerging EMEA Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND - The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     [0.90%]
Distribution (12b-1) Fees                                                              None
Other Expenses*                                                                        None
Total Annual Fund Operating Expenses                                                [0.90%]

* The Advisor has contractually agreed to pay all operating expenses of the Fund except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR   3 YEARS
------   -------
 [$92]    [$287]

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Fund uses a passive management strategy, known as "representative sampling," to track the performance of the Underlying Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, such as American Depositary

Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Russell Emerging EMEA Equal Weight Index is an unmanaged equal-weighted version of the Russell Emerging EMEA Index, which measures the performance of the largest investable securities in emerging countries in Europe, the Middle East and Africa, with capitalizations ranging from $1.1 billion to $113 billion as of June 30, 2010. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

CONCENTRATION RISK. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country, region, market, industry or asset class. The Fund generally will be concentrated in a particular country, region, market, industry or asset class to the same extent as its Underlying Index. The Fund has concentrated investment exposure to Europe, the Middle East, Africa and Russia.

CURRENCY RISK. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EARLY CLOSING RISK. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

EMERGING MARKETS RISK. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

TRADING RISK. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION - A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISOR - Rydex Advisors II, LLC (the "Advisor"), which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with the Advisor since it was founded in 1993.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

PURCHASE AND SALE OF FUND SHARES - Shares may be purchased and redeemed from each Domestic Equal Weight ETF and International Equal Weight ETF only in "Creation Units" of 50,000 and 100,000 shares, respectively, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other broker-dealers, purchase or redeem Creation Units from a Fund. Most investors will buy and sell shares of a Fund on the Exchange. Individual shares may only be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Funds. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, a Fund's shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of a Fund through a broker-dealer on the Exchange.

TAX INFORMATION - Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES - If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex ETF Trust (the "Trust") is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (each a "Fund" and collectively, the "Funds" or "Rydex|SGI Funds"):

DOMESTIC EQUAL WEIGHT ETFS - Russell 1000(R) Growth Equal Weight ETF, Russell 1000(R) Value Equal Weight ETF, Russell 2000(R) Growth Equal Weight ETF, Russell 2000(R) Value Equal Weight ETF, Russell 3000(R) Equal Weight ETF, Russell 3000(R) Growth Equal Weight ETF, and Russell 3000(R) Value Equal Weight ETF

INTERNATIONAL EQUAL WEIGHT ETFS - Russell Global 1000(R) Equal Weight ETF, Russell Global Ex-U.S. Large Cap Equal Weight ETF, Russell Emerging Markets Large Cap Equal Weight ETF, and Russell Emerging EMEA Large Cap Equal Weight ETF

Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act") restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in
Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the "SEC") exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund's Underlying Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund's Underlying Index also may be changed without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days' prior notice of any such change.

INVESTMENT STRATEGIES

Each Fund's investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments.

INTERNATIONAL EQUAL WEIGHT ETFS. Each of the International Equal Weight ETFs may hold up to 20% of its assets in securities not included in or representative of its Underlying Index. Each Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

INVESTMENT RISKS

This section provides additional information regarding the principal risks described under "Principal Risks" in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.

CAPITALIZATION SECURITIES RISK. The Fund's Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, E.G., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CURRENCY RISK. The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. The Fund's investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

EARLY CLOSING RISK. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder's inability to buy or sell shares of the Fund on that day. If an exchange or market closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

EMERGING MARKETS RISK. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in other securities or financial instruments whose returns are related to the returns of emerging market securities.

FOREIGN ISSUER EXPOSURE RISK. The Fund may invest in securities or obligations of foreign companies directly, but will primarily invest in financial instruments, such as futures, structured notes, and exchange-traded investment pools, which are indirectly linked to the performance of foreign issuers or commodities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities or obligations of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers or commodities, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION RISK. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

     AFRICA. Certain African markets are in the early stages of development and depend upon exports of commodities such as gold, silver, copper, diamonds and oil. Therefore, these economies are vulnerable to changes in commodity prices. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. In addition, many African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, governmental actions in the future could have a significant effect on economic conditions in African countries.

     The legal systems in certain African countries also may have an adverse impact on the Fund. For example, the notion of limited liability is not certain in many African countries. Therefore, the Fund therefore may be liable in certain African countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in African issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in an African country. Some African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund.

     Substantial limitations may exist in certain African countries with respect to the Fund's ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

     ASIA. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

     EUROPE. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

     MIDDLE EAST. Certain Middle Eastern markets are in the early stages of development and may be considered "frontier markets." Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund's ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

     NORTH AMERICA. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

     RUSSIA. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments in Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

GROWTH STOCKS RISK. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer's earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

MARKET RISK. The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PASSIVE INVESTMENT RISK. The Fund is not actively "managed." Therefore, unless a specific security is removed from the Fund's Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. If a specific security is removed from the Fund's Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security's current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund's Underlying Index. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. Tracking error refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions, extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules, or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

TRADING RISK. Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time. In addition, although the Fund's shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

VALUE STOCKS RISK. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund's value approach carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Funds since each Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

DOMESTIC EQUAL WEIGHT ETFS                                          ADVISORY FEE
--------------------------                                          ------------
Russell 1000(R) Growth Equal Weight ETF                                  [0.55%]
Russell 1000(R) Value Equal Weight ETF                                   [0.55%]
Russell 2000(R) Growth Equal Weight ETF                                  [0.55%]
Russell 2000(R) Value Equal Weight ETF                                   [0.55%]
Russell 3000(R) Equal Weight ETF                                         [0.55%]
Russell 3000(R) Growth Equal Weight ETF                                  [0.55%]
Russell 3000(R) Value Equal Weight ETF                                   [0.55%]

INTERNATIONAL EQUAL WEIGHT ETFS                                     ADVISORY FEE
-------------------------------                                     ------------
Russell Global 1000(R) Equal Weight ETF                                  [0.70%]
Russell Global Ex-U.S. Large Cap Equal Weight ETF                        [0.70%]
Russell Emerging Markets Large Cap Equal Weight ETF                      [0.90%]
Russell Emerging EMEA Large Cap Equal Weight ETF                         [0.90%]

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees' counsel fees), and extraordinary expenses. Other expenses are therefore estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

The Funds invest in a money market fund pursuant to a cash sweep agreement and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund's fees and expenses amount to less than .001%. The Funds' fees and expenses incurred indirectly by the Funds as a result of investments in other investment companies will be less than 0.01%.

A discussion regarding the basis for the Board's August 2010 approval of the Funds' investment advisory agreement will be available in the Funds' October 31, 2010 Annual Report to Shareholders, which covers the period November 1, 2009 to October 31, 2010.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds:

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") - As the CIO of Rydex Investments, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Advisor thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Advisor will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. Because the Funds invest substantially all of their assets in the component securities included in their respective Underlying Indices, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which the Advisor would use fair value pricing - for example, if the exchange on which a portfolio security is primarily traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

If the Advisor uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund's shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHARE TRADING PRICES

The trading prices of a Fund's shares listed on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust's Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Rydex Distributors, Inc. (the "Distributor"), the Funds' distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund's portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds' transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2012. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

     - Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

     - If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

     - Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gain distributions from a Fund until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

BACK-UP WITHHOLDING

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

NON-U.S. INVESTORS

Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund's taxable year beginning after December 31, 2004 and not beginning after June 30, 2010, interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code of 1986's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

TAX STATUS OF SHARE TRANSACTIONS

Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

PREMIUM/DISCOUNT INFORMATION

The Funds had not commenced operations prior to the date of this Prospectus and therefore do not have information showing the number of days the market price of each Fund's shares was greater than the Fund's NAV and the number of days it was less than the Fund's NAV (i.e., premium or discount) for various time periods. When available, such information will be available by visiting the Funds' website at www.rydex-sgi.com.

MORE INFORMATION

For more information on how to buy and sell shares of the Funds, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5100 or visit www.rydex-sgi.com.

INDEX PUBLISHER INFORMATION

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell Indices are trademarks of Frank Russell Company and have been licensed for use by Rydex Advisors II, LLC. The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of investing in the Funds.

The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Rydex/SGI Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex/SGI Funds particularly or the ability of the Russell indices to track general stock market performance or a segment of the same. Russell's publication of the indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell index is based. Russell's only relationship to the Rydex Advisors II, LLC is the licensing of certain trademarks and trade names of Russell and of the Russell Index which is determined, composed and calculated by Russell without regard to the Rydex Advisors II, LLC or the Rydex/SGI Funds. Russell is not responsible for and has not reviewed the Rydex/SGI Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Rydex/SGI Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX ADVISORS II, LLC, INVESTORS, OWNERS OF THE RYDEX/SGI FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDEX PUBLISHER IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED ______, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEBSITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-1520 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS OR MAKE INQUIRIES, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEBSITE AT www.rydex-sgi.com, OR WRITING TO RYDEX ETF TRUST, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX|SGI. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S INVESTMENT COMPANY ACT FILE NUMBER IS 811-21261.

[
[RYDEX | SGI logo]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

[INSERT CODE]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                       STATEMENT OF ADDITIONAL INFORMATION
                                 RYDEX ETF TRUST

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850

                            800.820.0888 301.296.5100
                                WWW.RYDEX-SGI.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds"):

                           DOMESTIC EQUAL WEIGHT ETFS
          Rydex Russell 1000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)
      Rydex Russell 1000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
       Rydex Russell 1000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)
          Rydex Russell 2000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)
      Rydex Russell 2000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
       Rydex Russell 2000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)
          Rydex Russell 3000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)
      Rydex Russell 3000(R) Growth Equal Weight ETF (NYSE Arca, Inc.: XXX)
       Rydex Russell 3000(R) Value Equal Weight ETF (NYSE Arca, Inc.: XXX)
          Rydex Russell MidCap Equal Weight ETF (NYSE Arca, Inc.: XXX)

                         INTERNATIONAL EQUAL WEIGHT ETFS
      Rydex Russell Global 1000(R) Equal Weight ETF (NYSE Arca, Inc.: XXX)
 Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX) Rydex Russell Emerging Markets Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
           Rydex Russell BRIC Equal Weight ETF (NYSE Acra, Inc.: XXX)
 Rydex Russell Emerging EMEA Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
  Rydex Russell Greater China Large Cap Equal Weight ETF (NYSE Arca, Inc.: XXX)
             Rydex MSCI EAFE Equal Weight ETF (NYSE Arca, Inc.: XXX)
       Rydex MSCI Emerging Markets Equal Weight ETF (NYSE Arca, Inc.: XXX)
             Rydex MSCI ACWI Equal Weight ETF (NYSE Arca, Inc.: XXX)

This SAI is not a prospectus. It should be read in conjunction with each Fund's Prospectus, dated _______, 2010. Capitalized terms not defined herein are defined in the Prospectus. Copies of a Fund's Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

                     The date of this SAI is _________, 2010

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................      1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................      1
MORE INFORMATION ABOUT THE UNDERLYING INDICES............................     23
INVESTMENT RESTRICTIONS..................................................     26
CONTINUOUS OFFERING......................................................     27
EXCHANGE LISTING AND TRADING.............................................     28
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................     28
MANAGEMENT OF THE TRUST..................................................     30
PRINCIPAL HOLDERS OF SECURITIES..........................................     47
BOOK ENTRY ONLY SYSTEM...................................................     47
CREATION AND REDEMPTION OF CREATION UNITS................................
DETERMINATION OF NET ASSET VALUE.........................................     57
DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................     58
OTHER INFORMATION........................................................     63
INDEX PUBLISHERS INFORMATION.............................................     64
COUNSEL..................................................................     66
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     66
CUSTODIAN................................................................     66
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES......    A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of thirty-eight (38) investment portfolios (i.e., funds). This SAI relates to the Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 1000(R) Growth Equal Weight ETF, Rydex Russell 1000(R) Value Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex Russell 2000(R) Growth Equal Weight ETF, Rydex Russell 2000(R) Value Equal Weight ETF, Rydex Russell 3000(R) Equal Weight ETF, Rydex Russell 3000(R) Growth Equal Weight ETF, Rydex Russell 3000(R) Value Equal Weight ETF, Rydex Russell MidCap Equal Weight ETF (collectively, the "Domestic Equal Weight ETFs"), Rydex Russell Global 1000(R) Equal Weight ETF, Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF, Rydex Russell Emerging Markets Large Cap Equal Weight ETF, Rydex Russell Emerging EMEA Large Cap Equal Weight ETF, Rydex Russell BRIC Equal Weight ETF, Rydex Russell Greater China Large Cap Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF (collectively, the "International Equal Weight ETFs" and together with the Domestic Equal Weight ETFs, the "Funds").

All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The shares of each Fund will trade on the Exchange at market prices that may be below, at, or above net asset value ("NAV") of such Fund.

Each Fund offers and issues shares at NAV only in aggregated lots of either 50,000 shares for Domestic ETFs or 100,000 shares for International ETFs (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for:
(i) a basket of equity securities included in its Underlying Index, as defined under "More Information About the Underlying Indices," (the "Deposit Securities"); and (ii) an amount of cash (the "Cash Component"). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an "all cash" option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission ("SEC") requirements applicable to management investment companies offering redeemable securities. See the "Creation and Redemption of Creation Units" section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective is to replicate as closely as possible, before fees and expenses, the performance of its respective Underlying Index. Each Fund's investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund's outstanding shares. Additional information concerning each Fund's investment objective and principal investment strategies is contained in that Fund's Prospectus. Additional information concerning each Fund's Underlying Index is included below under the heading "More Information About the Underlying Indices."

The Funds seek to achieve their respective investment objectives by using either a "replication" or "representative sampling" strategy to try to track their Underlying Indices. "Replication" refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index. "Representative sampling" refers to an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Underlying Index and some, but not all, of the component securities of its Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

Portfolio management is provided to the Funds by the Trust's investment adviser, Rydex Advisors II, LLC, a Kansas limited liability company with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Rydex Advisors II, LLC operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in each Fund's Prospectus may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to the Funds will result in the achievement of the Funds' respective objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectus.

PRINCIPAL INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS - The investment policies, techniques and risk factors described below may not be applicable to all Funds. Please consult the Funds' Prospectuses to determine which risks are applicable to a particular Fund.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each International Equal Weight ETF may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

     - INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

     - TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

     - INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

     - BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

     - POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

     - GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Funds' NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the Funds do not currently expect to, each International Equal Weight ETF may engage in currency hedging or the use of currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Funds may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund each may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. Each Fund may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. None of the Funds is required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

The Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, each Fund either may sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If either Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

EQUITY SECURITIES

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Each Fund may invest in the types of equity securities described in more detail below.

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

- WARRANTS. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, each Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.

     Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

FOREIGN ISSUERS

Each International Equal Weight ETF may invest in issuers located outside the United States directly, or in financial instruments, such as structured notes or American Depositary Receipts ("ADRs"), that are indirectly linked to the performance of foreign issuers. In addition, the International Equal Weight ETFs may invest in issuers located outside the United States through ADRs, Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), International Depository Receipts ("IDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Fund from the foreign settlement risks described below. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

GEOGRAPHIC CONCENTRATION

Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or the Middle East, can be interdependent and may be adversely affected by the same events. The International Equal Weight ETFs may be subject to the following risks:

RISK FACTORS REGARDING AUSTRALASIA. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors making them susceptible to fluctuations in the commodity markets and in international trade, in general. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian exports or the slowing of any of these economies may have an adverse impact on the Australasian economies.

RISK FACTORS REGARDING EMERGING MARKETS. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

RISK FACTORS REGARDING EUROPE. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

RISK FACTORS REGARDING LATIN AMERICA. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets.

Latin American countries are among the largest debtors of developing countries as a majority of the region's economies are dependent on foreign credit and loans from external sources to fund economic development. There have been moratoria on, and restructurings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. In addition, interest on the debt is subject to market


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

conditions. Unfavorable market conditions may impair economic activity and create a difficult and costly environment for borrowers.

Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. Although inflation in many countries has lessened, as they develop sustainable and more democratic political environments, there is no guarantee it will remain at lower levels. In addition, certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions, from time to time and without warning, on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.

In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region's exports. Thus, many economies in this region are particularly sensitive to fluctuations in the commodity markets. Because the economies of certain Latin American countries are interdependent, economic events in one country may have a significant adverse effect on other countries in the region.

PORTFOLIO TURNOVER

In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund's investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that a Fund uses derivatives, they generally will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. To the extent portfolio turnover is attributable to frequent redemptions, the redemption fees charged on such frequent redemptions and collected by the Funds will offset the transaction costs associated with such portfolio turnover.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. A Fund's investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Each Fund will establish a segregated account with the Trust's custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. While there is no limit on the percentage of Fund assets that may be used in connection with reverse repurchase agreements, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets.

TRACKING ERROR

A number of factors may contribute to a Fund's tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its underlying index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the Underlying Index that are not disseminated in advance; (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (10) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. Each Fund's performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

NON-PRINCIPAL INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS - The non-principal investment policies, techniques and risk factors described below may become principal risks if the principal investment strategy of a Fund changes. However, shareholders will be notified of material changes to a Fund's principal investment strategy.

BORROWING

Each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use this form of leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e. transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund's total assets in connection with any borrowing.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the SEC rules and interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's investment objective. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options on an exchange or over-the-counter ("OTC"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

HYBRID INSTRUMENTS

Each International Equal Weight ETF may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "underlying index"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the underlying index. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a underlying index and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the underlying index. These underlying indices may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds and underlying funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the underlying funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds and affiliated underlying funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' and certain of the Alternative Strategies Allocation Funds' and Asset Allocation Funds' underlying funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. Each International Equal Weight ETF may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. Each International Equal Weight ETF has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps each of the Funds are also subject to the credit risk of the corporate credit instruments underlying the credit default swaps. If one of the underlying corporate credit instruments defaults, the Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies, but will do so only if in compliance with Section 12 of the 1940 Act and the rules thereunder.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Certain ETFs may not produce qualifying income for purposes of the "90% Test" (as defined under "Dividends, Distributions, and Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). If one or more ETFs generates more non-qualifying income for purposes of the 90%

Test than the Fund's portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Internal Revenue Code.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

MORE INFORMATION ABOUT THE UNDERLYING INDICES

INDEX DESCRIPTIONS

Each Fund seeks to provide investment results that replicate as closely as possible, before expenses, the performance of a specific underlying index. The current underlying index for each Fund is set forth below and a description of each Fund's Underlying Index (each an "Underlying Index" and collectively, the "Underlying Indices").

FUND                                                  UNDERLYING INDEX
----                                                  ----------------
                                         DOMESTIC EQUAL WEIGHT ETFS
Rydex Russell 1000(R) Equal Weight ETF                      Rydex Russell 1000(R) Equal Weight Index
Rydex Russell 1000(R) Growth Equal Weight ETF               Rydex Russell 1000(R) Growth Equal Weight Index
Rydex Russell 1000(R) Value Equal Weight ETF                Rydex Russell 1000(R) Value Equal Weight Index
Rydex Russell 2000(R) Equal Weight ETF                      Rydex Russell 2000(R) Equal Weight Index
Rydex Russell 2000(R) Growth Equal Weight ETF               Rydex Russell 2000(R) Growth Equal Weight Index
Rydex Russell 2000(R) Value Equal Weight ETF                Rydex Russell 2000(R) Value Equal Weight Index
Rydex Russell 3000(R) Equal Weight ETF                      Rydex Russell 3000(R) Equal Weight Index
Rydex Russell 3000(R) Growth Equal Weight ETF               Rydex Russell 3000(R) Growth Equal Weight Index
Rydex Russell 3000(R) Value Equal Weight ETF                Rydex Russell 3000(R) Value Equal Weight Index
Rydex Russell MidCap Equal Weight ETF                       Rydex Russell MidCap Equal Weight Index
                                      INTERNATIONAL EQUAL WEIGHT ETFS
Rydex Russell Global 1000(R) Equal Weight ETF               Rydex Russell Global 1000(R) Equal Weight Index
Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF     Rydex Russell Global Ex-U.S. Large Cap Equal Weight Index
Rydex Russell Emerging Markets Large Cap Equal Weight ETF   Rydex Russell Emerging Markets Large Cap Equal Weight Index
Rydex Russell BRIC Equal Weight ETF                         Rydex Russell BRIC Equal Weight Index
Rydex Russell Emerging EMEA Large Cap Equal Weight ETF      Rydex Russell Emerging EMEA Equal Weight Index
Rydex Russell Greater China Large Cap Equal Weight ETF      Rydex Russell Greater China Large Cap Equal Weight Index
Rydex MSCI EAFE Equal Weight ETF                            Rydex MSCI EAFE Equal Weighted Index
Rydex MSCI Emerging Markets Equal Weight ETF                Rydex MSCI Emerging Markets Equal Weighted Index
Rydex MSCI ACWI Equal Weight ETF                            Rydex MSCI All Country World (ACW) Equal Weighted Index

The Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF generally are composed of securities and financial instruments that are representative of some, but not all, of the constituent securities of the MSCI EAFE Equal Weighted Index, MSCI Emerging Markets Equal Weighted Index, and MSCI All Country World Equal Weighted Index (collectively, the "MSCI Underlying Indices"), respectively.

The MSCI Underlying Indices are compiled by MSCI, Inc. ("MSCI"). MSCI is not affiliated with the Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, or Rydex MSCI ACWI Equal

Weight ETF or with the Advisor or its affiliates. The Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF are each entitled to use its respective MSCI Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with MSCI. The Advisor has provided the sub-license without charge to the Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF.

The Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 1000(R) Growth Equal Weight ETF, Rydex Russell 1000(R) Value Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex Russell 2000(R) Growth Equal Weight ETF, Rydex Russell 2000(R) Value Equal Weight ETF, Rydex Russell 3000(R) Equal Weight ETF, Rydex Russell 3000(R) Growth Equal Weight ETF, Rydex Russell 3000(R) Value Equal Weight ETF and Rydex Russell MidCap Equal Weight ETF (the "Russell Domestic Equity Equal Weight ETFs") are composed of substantially the same constituent securities as the Russell 1000(R) Equal Weight Index, Russell 1000(R) Growth Equal Weight Index, Russell 1000(R) Value Equal Weight Index, Russell 2000(R) Equal Weight Index, Russell 2000(R) Growth Equal Weight Index, Russell 2000(R) Value Equal Weight Index, Russell 3000(R) Equal Weight Index, Russell 3000(R) Growth Equal Weight Index, Russell 3000(R) Value Equal Weight Index and Russell MidCap Equal Weight Index (the "Russell Domestic Equity Equal Weight Indices"), respectively.

The Rydex Russell Global 1000(R) Equal Weight ETF, Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF, Rydex Russell Emerging Markets Large Cap Equal Weight ETF, Rydex Russell Emerging EMEA Large Cap Equal Weight ETF, Rydex Russell BRIC Equal Weight ETF, and Rydex Russell Greater China Large Cap Equal Weight ETF (the "Russell International Equal Weight ETFs," and collectively with the Russell Domestic Equity ETFs, the "Russell Equal Weight ETFs") generally are composed of securities and financial instruments that are representative of some, but not all, of the constituent securities of the Russell Global 1000(R) Equal Weight Index, Russell Global Ex-U.S. Large Cap Equal Weight Index, Russell Emerging Markets Large Cap Equal Weight Index, Russell Emerging EMEA Equal Weight Index, Russell BRIC Equal Weight Index, and Russell Greater China Large Cap Equal Weight Index (the "Russell International Equal Weight Indices" and collectively with the Russell Domestic Equity Equal Weight Indices, the "Russell Underlying Indices"), respectively. The Russell Underlying Indices are complied by Frank Russell Company ("Russell"). Russell is not affiliated with the Russell Equal Weight ETFs or with the Advisor or its affiliates. Each Russell Equal Weight ETF is entitled to use its respective Russell Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Russell. The Advisor has provided the sub-license without charge to the Russell Equal Weight ETFs.

RUSSELL INDEX CALCULATION

Each Russell Underlying Index generally consists of the same constituent securities included in the corresponding Russell Market Cap Index of the same name (collectively, the "Russell Indices"). The Russell Underlying Indices are constructed by first equally weighting the sectors that comprise each Russell Market Cap Index (i.e., 1/N, where N is the number of sectors in the Market Cap Index) and then equally weighting the constituent securities within each sector (i.e., 1/N, where N is the number of constituents within the sector). The Russell Global Sector (RGS) classification method is used in the construction of the Russell Underlying Indices. The RGS sector scheme currently has 9 sectors:
Consumer Discretionary, Consumer Staples, Energy, Financial Services, Health Care, Materials & Processing, Producer Durables, Technology, and Utilities. Certain constituents of a Russell Index may not be included in the corresponding Russell Underlying Index due to additional liquidity screens and capacity screens in the Russell Index methodology.

RUSSELL INDEX MAINTENANCE

Russell indices are regularly and proactively maintained to reflect the impact of changes in the U.S. and global markets. Updates such as daily corporate actions, monthly share adjustments, quarterly IPO inclusions and annual total reconstitution ensure that the indices accurately represent the opportunity set while balancing turnover costs. In addition, on a quarterly basis, the equal weight indices are reweighted as per the methodology stated above.

COMMENCEMENT DATES OF THE RUSSELL UNDERLYING INDICES

The Russell 1000(R) Equal Weight Index, Russell 2000(R) Equal Weight Index and Russell MidCap Equal Weight Index will be calculated and available from October 18, 2010, and the Russell BRIC Equal Weight Index and the Russell Greater China Large Cap Equal Weight Index will be calculated and available beginning November 15, 2010. The remainder of the Russell Underlying Indices will be calculated and available prior to the launch of the Fund based on these indices.

RUSSELL INDEX AVAILABILITY

Each Russell Underlying Index is calculated continuously and widely disseminated to major data vendors.

MSCI INDEX CALCULATION

The MSCI Undelrying Indices are constructed from the applicable MSCI country and composite indices and have the same constituents as the MSCI EAFE Index, MSCI Emerging Markets Index, and MSCI ACWI Index (each a "MSCI Parent Index" and together the "MSCI Parent Indices"). At construction and at each rebalancing, each issuer in the equal weighted index is given an equal weight (i.e., 1/N, where N is the number of issuers in each MSCI Parent Index). Between two rebalancings, the weightings of constituents will change due to price performance. If there are multiple securities of the same issuer in a MSCI Underlying Index, the issuer will be equal weighted and the multiple securities will be free float-adjusted market capitalization weighted.

MSCI INDEX MAINTENANCE

Coinciding with the quarterly and semi-annual index reviews of each MSCI Parent Index, the MSCI Underlying Indices are rebalanced on the last Business Day (as defined below) of February, May, August and November.

In general, the MSCI Underlying Indices follow the event maintenance of the MSCI Parent Indices. Changes in the MSCI Parent Indices are reflected simultaneously in the MSCI Underlying Indices. Early inclusions of new securities to a MSCI Parent Index, such as IPOs, will be simultaneously added to the corresponding MSCI Underlying Index with a constraining factor reflecting a weight that its issuer would have had as a result of an equal weighted index rebalancing. The weights of existing constituents are then accordingly adjusted so as to bring the total weight of the index to 100%. For example, if there are nine constituents in the index prior to the IPO inclusion, the IPO will be included with an estimated weight at approximately 10%. The weight of the remaining nine securities will be then proportionately reduced to bring the total weight of the index to 100%.

The general treatment of additions and deletions due to corporate events aims at minimizing turnover in the MSCI Underlying Indices. A security added to an MSCI Parent Index following a corporate event (acquisition, spin-off or merger) will also be added to the corresponding MSCI Underlying Index with an estimated capped weight. A constituent deleted from an MSCI Parent Index following a corporate event will be simultaneously deleted from the corresponding MSCI Underlying Index.

COMMENCEMENT DATES OF THE MSCI EQUAL WEIGHTED INDICES

Each MSCI Underlying Index commenced operations on January 22, 2008.

MSCI INDEX AVAILABILITY

Each MSCI Equal Weighted Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

1. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction form time to time.

2. Make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.(1)

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry(2); except that, to the extent the underlying index selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

----------
(1) Consistent with the 1940 Act and related SEC guidance, the Fund may lend its securities in excess of 33 1/3% of the value of its total assets, so long as any portfolio securities lent are fully collateralized.

(2) The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.   Invest in warrants.

2.   Invest in real estate limited partnerships.

3.   Invest in mineral leases.

4. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

5. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitations in 4 and 5 above that are specifically based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies of the Funds." For purposes of non-fundamental policy 1, a Fund shall be deemed not to have warrants acquired by the Fund as a result of a corporate action or some other event affecting the companies in which it invests.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters," but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in
Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Funds are listed and traded on the Exchange. The shares of each Fund will trade on the Exchange at prices that may differ to some degree from a Fund's NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker's commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a

Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, LLC (the "Distributor"), the distributor of the Funds' shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person, to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. Because the Funds are new, they do not have any securities of "regular broker-dealers" to report.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust's other funds, which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Servicer. The Board is responsible for overseeing the Trust's service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds' service providers the importance of consistent and vigorous risk management.

The Board's role in risk management oversight begins before the inception of each fund, at which time the fund's primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund's operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust's Chief Compliance Officer and the fund's independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor's adherence to each Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund's investments, including, for example, portfolio holdings schedules and reports on the Advisor's use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund's investments in other investment companies, if any. The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from each Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor's Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust's valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust's independent registered public accounting firm reviews with the Audit Committee its audit of each Fund's financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through each Fund's Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's risk management oversight is subject to limitations.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an "independent Trustee." The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                                                       INTERESTED TRUSTEES*
Richard Goldman (49)      Trustee and President    RYDEX ADVISORS, LLC: Director and Chief            188       Security Equity
                          from 2009 to present     Executive Officer from January 2009 to                       Fund (10);
                                                   present                                                      Security Large
                                                                                                                Cap Value Fund
                                                   RYDEX ADVISORS II, LLC: Director and Chief                   (2); Security Mid
                                                   Executive Officer from January 2009 to                       Cap Growth Fund
                                                   present                                                      (1); Security
                                                                                                                Income Fund (2);
                                                   RYDEX DISTRIBUTORS, LLC: President, Chief                    SBL Fund (15)
                                                   Executive Officer and Director from January
                                                   2009 to present

                                                   RYDEX FUND SERVICES, LLC: Director from
                                                   July 2009 to present

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                                                   RYDEX HOLDINGS, LLC: President and Chief
                                                   Executive Officer from January 2009 to
                                                   present

                                                   SECURITY BENEFIT CORPORATION: Senior Vice
                                                   President from March 2007 to present

                                                   FIRST SECURITY BENEFIT LIFE AND ANNUITY
                                                   INSURANCE COMPANY OF NEW YORK: Director
                                                   from September 2007 to present

                                                   SECURITY INVESTORS, LLC: President from
                                                   August 2007 to present

                                                   SECURITY GLOBAL INVESTORS, LLC: Manager and
                                                   President from May 2007 to present

                                                   SECURITY DISTRIBUTORS, INC.: Director from
                                                   August 2007 to 2009

                                                   R.M. GOLDMAN PARTNER, LLC: Managing Member
                                                   from February 2006 to February 2007

                                                   FORSTMANNLEFF ASSOCIATES: President and
                                                   Chief Executive Officer from August 2003 to
                                                   November 2005

                                                       INDEPENDENT TRUSTEES

Corey A. Colehour (64)    Trustee from 2003 to     Retired; President and Senior Vice                 188       None
                          present; and Member of   President of Schield Management Company
                          the Audit Committee      (registered investment adviser) from 2003
                          from 2003 to present.    to 2006
                          Member of the
                          Governance and
                          Nominating Committees
                          from 2005 to present
J. Kenneth Dalton (69)    Trustee from 2003 to     Retired                                            188       Trustee of
                          present; Member of the                                                                Epiphany Funds
                          Governance and                                                                        (4) since 2009
                          Nominating Committee
                          from 2005 to present;
                          and Chairman of the
                          Audit Committee from
                          2003 to present
John O. Demaret (70)      Trustee from 2003 to     Retired                                            188       None
                          present;
                          Chairman of the Board

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                          from 2006 to present;
                          and Member of the
                          Audit Committee from
                          2003 to present.
                          Member of the
                          Governance and
                          Nominating Committees
                          from 2005 to present
Werner E. Keller (69)     Trustee and Member of    Founder and President of Keller Partners,          188       None
                          the Audit and            LLC (registered investment adviser) from
                          Governance and           2005 to present; and Retired from 2001 to
                          Nominating Committees    2005
                          from 2005 to present
Thomas F. Lydon (50)      Trustee and Member of    President of Global Trends Investments             188       Board of
                          the Audit and            (registered investment adviser) from 1996                    Directors of US
                          Governance and           to present                                                   Global Investors
                          Nominating Committees                                                                 (GROW) since
                          from 2005 to present                                                                  April 1995
Patrick T. McCarville     Trustee from 2003 to     Chief Executive Officer of Par Industries,         188       None
(67)                      present; Chairman of     Inc., d/b/a Par Leasing from 1977 to present
                          the Governance and
                          Nominating Committee
                          from 2005 to present;
                          and Member of the
                          Audit Committee from
                          2003 to present
Roger Somers (65)         Trustee from 2003 to     Founder and Chief Executive Officer of             188       None
                          present; and Member of   Arrow Limousine from 1965 to present
                          the Audit Committee
                          from 2003 to present.
                          Member of the
                          Governance and
                          Nominating Committees
                          from 2005 to present

                                                             OFFICERS

Richard M. Goldman (49)   President from 2009 to   For Mr. Goldman's principal occupations for        188       For other
                          present                  the past 5 years, see the information                        directorships
                                                   included above under "Trustees"                              held by Mr.
                                                                                                                Goldman, see the
                                                                                                                information
                                                                                                                included above
                                                                                                                under "Trustees"

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
Michael P. Byrum (39)     Trustee from 2005 to     RYDEX ADVISORS, LLC: Director from January         188       Not Applicable
                          2009; Vice President     2008 to present; Chief Investment Officer
                          from 2003 to present     from August 2006 to present; President from
                                                   May 2004 to present; and Secretary from
                                                   December 2002 to present

                                                   RYDEX ADVISORS II, LLC: Director from
                                                   February 2008 to present; Chief Investment
                                                   Officer from August 2006 to present;
                                                   President from May 2004 to present; and
                                                   Secretary from December 2002 to present

                                                   RYDEX CAPITAL PARTNERS I, LLC: President
                                                   and Secretary from October 2003 to April
                                                   2007 (this entity no longer exists)

                                                   RYDEX CAPITAL PARTNERS II, LLC: President
                                                   and Secretary from October 2003 to April
                                                   2007 (this entity no longer exists)

                                                   RYDEX FUND SERVICES, LLC: Director from
                                                   July 2009 to present; Secretary from
                                                   December 2002 to present; and Executive
                                                   Vice President from December 2002 to August
                                                   2006

                                                   RYDEX HOLDINGS, INC.: Secretary from
                                                   December 2005 to January 2008; and
                                                   Executive Vice President from December 2005
                                                   to August 2006 (entity merged into Rydex
                                                   Holdings, LLC)

                                                   ADVISOR RESEARCH CENTER, INC.: Secretary
                                                   from May 2006 to present; and Executive
                                                   Vice President from May 2006 to August 2006

                                                   RYDEX SPECIALIZED PRODUCTS, LLC:
                                                   Manager from September 2005 to present; and
                                                   Secretary from September 2005 to June 2008

                                                   RYDEX HOLDINGS, LLC: Chief Investment
                                                   Officer from January 2008 to present

                                                   RYDEX DISTRIBUTORS, LLC: Vice President
                                                   from October 2009 to present

Nick Bonos (46)           Vice President and       RYDEX ADVISORS, LLC: Senior Vice President         188       Not Applicable
                          Treasurer from 2003 to   of Fund Services of Rydex Advisors, LLC
                          present                  from August 2006 to present

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                                                   RYDEX FUND SERVICES, LLC: Chief Executive
                                                   Officer and President from January 2009 to
                                                   present; Director from February 2009 to
                                                   July 2009; and Senior Vice President from
                                                   December 2003 to August 2006

                                                   RYDEX SPECIALIZED PRODUCTS, LLC: Manager
                                                   from September 2005 to present; Chief
                                                   Executive Officer from May 2009 to present;
                                                   and Chief Financial Officer from September
                                                   2005 to May 2009

Joanna M. Haigney (43)    Chief Compliance         RYDEX ADVISORS, LLC: Chief Compliance              188       Not Applicable
                          Officer from 2004 to     Officer from May 2005 to present; and Vice
                          present; and Secretary   President of Compliance from August 2006 to
                          from 2003 to present     present

                                                   RYDEX ADVISORS II, LLC: Chief Compliance
                                                   Officer from May 2005 to present

                                                   RYDEX CAPITAL PARTNERS I, LLC: Chief
                                                   Compliance Officer from August 2006 to
                                                   April 2007 (no longer exists)

                                                   RYDEX CAPITAL PARTNERS II, LLC: Chief
                                                   Compliance Officer from August 2006 to
                                                   April 2007 (no longer exists)

                                                   RYDEX DISTRIBUTORS, LLC: Director from
                                                   January 2009 to present

                                                   RYDEX FUND SERVICES, LLC: Vice President
                                                   from December 2001 to August 2006

Joseph Arruda (43)        Assistant Treasurer      RYDEX ADVISORS, LLC: Vice President from           188       Not Applicable
                          from 2006 to present     2004 to present

                                                   RYDEX SPECIALIZED PRODUCTS, LLC: Manager
                                                   and Chief Financial Officer from 2009 to
                                                   present

Keith Fletcher (52)       Vice President from      RYDEX ADVISORS, LLC: Vice President from           188       Not Applicable
                          2009 to the present      May 2009 to present

                                                   RYDEX ADVISORS II, LLC: Vice President from
                                                   March 2009 to present

                                                   RYDEX ADVISORY SERVICES, LLC: Vice
                                                   President from March 2009 to present

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                                                   RYDEX SPECIALIZED PRODUCTS, LLC: Vice
                                                   President from March 2009 to present

                                                   RYDEX DISTRIBUTORS, LLC: Director and Vice
                                                   President from 2009 to present

                                                   RYDEX FUND SERVICES, LLC: Vice President
                                                   from March 2009 to present

                                                   SECURITY GLOBAL INVESTORS, LLC: Vice
                                                   President from March 2009 to present

                                                   LYSTER WATSON AND COMPANY (investment
                                                   adviser): Managing Director from 2007 to
                                                   2008

                                                   FLETCHER FINANCIAL GROUP, INC.: Chief
                                                   Executive Officer from 2004 to 2007

Amy Lee (49)              Vice President and       RYDEX DISTRIBUTORS, LLC: Secretary from            188       Not Applicable
                          Assistant Secretary      September 2008 to present; and Chief
                          from 2009 to present     Compliance Officer from September 2008 to
                                                   June 2009

                                                   SECURITY BENEFIT CORPORATION: Vice
                                                   President, Associate General Counsel and
                                                   Assistant Secretary

                                                   SECURITY BENEFIT LIFE INSURANCE COMPANY:
                                                   Vice President, Associate General Counsel
                                                   and Assistant Secretary from June 2004 to
                                                   present

                                                   FIRST SECURITY BENEFIT LIFE AND ANNUITY
                                                   COMPANY OF NEW YORK: Associate General
                                                   Counsel from June 2004 to present

                                                   SECURITY DISTRIBUTORS, INC.: Secretary and
                                                   Chief Compliance Officer from December 2004
                                                   to present

                                                   SECURITY FINANCIAL RESOURCES, INC.:
                                                   Secretary from April 2004 to present

                                                   SECURITY INVESTORS, LLC: Secretary

                                                   SECURITY GLOBAL INVESTORS, LLC: Secretary
                                                   from May 2007 to present

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                           POSITION(S) HELD WITH                                                    COMPLEX
     NAME, ADDRESS          THE TRUST, TERM OF                                                      OVERSEEN          OTHER
       AND AGE OF          OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     DIRECTORSHIPS
    TRUSTEE/OFFICER             TIME SERVED                     DURING PAST 5 YEARS                OFFICER**     HELD BY TRUSTEE
-----------------------   ----------------------   --------------------------------------------   -----------   -----------------
                                                   BRECEK & YOUNG ADVISORS: Director from
                                                   August 2005 to October 2008 (entity was
                                                   sold)

                                                   SECURITY BENEFIT GROUP, INC.: Vice
                                                   President, Assistant General Counsel, and
                                                   Assistant Secretary from 2004 to January
                                                   2005 (entity merged into Security Benefit
                                                   Corporation)

* Mr. Goldman is an "interested" person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times during the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the

Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance Committee met three (3) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust, including shareholder recommendations for nominations, to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Nominating Committee met three (3) times.

RISK OVERSIGHT COMMITTEE. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Lydon, serve as members of the Risk Oversight Committee. For the most recently completed Trust fiscal year, the Risk Oversight Committee met once.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Richard M. Goldman should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2009 and his experience working in the financial services and mutual fund industries. Mr. Goldman has gained valuable knowledge and experience from holding multiple roles with Security Global Investors, LLC and Security Benefit Corporation. Mr. Goldman also serves as a director for First Security Benefit Life and Annuity Insurance Company of New York and previously served as a director of Security Distributors, Inc. Prior to working for Security Benefit, Mr. Goldman was the President and CEO of ForstmannLeff Associates, an investment management firm. From his experience as CEO of the Advisor, as a Trustee, and from his prior work experience, Mr. Goldman has extensive knowledge of the financial services industry and mutual fund business.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2003 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit Committee since 2003 and Nominating and Governance Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds and his extensive institutional knowledge of the Rydex Funds complex, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior

Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour's significant tenure as a Rydex Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Rydex Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 2003 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 2003 and a member of the Nominating and Governance Committees since 2005. The expertise Mr. Dalton developed during his more than thirty years in the mortgage and banking industries, including positions as President of CRAM Mortgage Group, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds' investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees' areas of expertise. Mr. Dalton's service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton's knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2003 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 2005. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Funds, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Funds, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investor adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller's service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Rydex Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to two open-end investment companies, since April 1995, and is the editor of ETF TRENDS, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. Mr. McCarville also has served as a member of the Audit Committee since 2003 and as the Chairman of the Governance and Nominating Committees since 2005. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 2005. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Rydex Trustee, Mr. Somers is very knowledgeable about the financial services industry.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of Trust own less than 1% of the outstanding shares of the Trust.

                                                      AGGREGATE DOLLAR
                                                          RANGE OF
                                                          SHARES IN
                                                          ALL RYDEX
                                     DOLLAR RANGE      FUNDS OVERSEEN
         NAME           FUND NAME   OF FUND SHARES       BY TRUSTEE*
---------------------   ---------   --------------   ------------------
                          INTERESTED TRUSTEES
Richard Goldman            None          None               None
                          INDEPENDENT TRUSTEES
Corey A. Colehour          None          None        $50,001 - $100,000
J. Kenneth Dalton          None          None         $10,001 - $50,000
John O. Demaret            None          None           Over $100,000
Thomas F. Lydon, Jr.       None          None               None
Werner E. Keller           None          None           Over $100,000
Patrick T. McCarville      None          None        $50,001 - $100,000
Roger J. Somers            None          None           Over $100,000

* Includes shares held in series of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2009:

                                       PENSION OR
                                       RETIREMENT
                                        BENEFITS
                                       ACCRUED AS     ESTIMATED         TOTAL
                          AGGREGATE      PART OF        ANNUAL      COMPENSATION
                        COMPENSATION     TRUST'S    BENEFITS UPON     FROM FUND
   NAME OF TRUSTEE       FROM TRUST     EXPENSES      RETIREMENT     COMPLEX(1)
---------------------   ------------   ----------   -------------   ------------
                               INTERESTED TRUSTEES
Richard Goldman(2)        $      0         $0             $0          $      0
Michael P. Byrum(3)       $      0         $0             $0          $      0
Carl Verboncoeur(3)       $      0         $0             $0          $      0
                              INDEPENDENT TRUSTEES
Corey A. Colehour         $107,500         $0             $0          $107,500
J. Kenneth Dalton         $115,000         $0             $0          $115,000
John O. Demaret           $130,000         $0             $0          $130,000
Patrick T. McCarville     $111,250         $0             $0          $111,250
Roger J. Somers           $107,500         $0             $0          $107,500
Werner E. Keller          $107,500         $0             $0          $107,500
Thomas F. Lydon, Jr.      $107,500         $0             $0          $107,500

(1) Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex Series Funds.

(2) Mr. Goldman was appointed to the Board on November 18, 2009. Mr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor. As an officer of the Trust, he does not receive compensation from the Funds.

(3.) Messrs. Byrum and Verboncoeur resigned as Trustees on November 18, 2009.
     While they did serve on the Board for the fiscal year ending October 31, 2009, as officers of the Trust, they did not receive compensation from the Funds.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

Rydex Advisors II, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. Rydex Advisors II, LLC was incorporated in the State of Maryland on July 5, 1994 and, together with Rydex Advisors, LLC, a registered investment adviser under common control, does business under the name Rydex Investments.

Rydex Holdings, LLC, the Advisor's direct parent company, is an indirect subsidiary of Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

On July 30, 2010, Guggenheim SBC Holdings, LLC, an investor group managed by Guggenheim Partners, LLC ("Guggenheim"), acquired control of Security Benefit Corporation (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision.

Pursuant to an investment advisory agreement with the Advisor, dated August 1, 2010 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, and extraordinary expenses. For its investment management services, each Fund pays the Advisor the following fee at an annual rate based on the average daily net assets for that Fund. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Advisor manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objective, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund's operating expenses as described in the Prospectus.

After their initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                         COMPANIES(1,2)               VEHICLES(1)             OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   ------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
      NAME          ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------   ---------   -------------   ---------   ------------   ---------   ------------
Michael P. Byrum      152      $12.9 Billion       0           None           1       < $5 Million
Michael Dellapa       152      $12.9 Billion       0           None           7       < $5 Million
Ryan Harder           152      $12.9 Billion       0           None           6       < $5 Million

(1)  Information provided is as of October 31, 2009.

(2) As of October 31, 2009, the portfolio managers manage one registered investment company, the Rydex Variable Trust Multi-Cap Core Equity Fund, that is subject to a performance based advisory fee. The Fund had $2.1 million in assets under management as of October 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his/her management of the Funds. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short term and long term incentive plan.

The Short Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the Company's success as determined by management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, none of the portfolio managers beneficially owned shares of the Funds.

ADMINISTRATION, CUSTODY AND TRANSFER AGENCY AGREEMENTS

State Street Bank and Trust Company ("State Street," the "Administrator," the "Transfer Agent" or the "Custodian") serves as administrator, custodian and transfer agent for the Funds. The principal address of State Street Bank is P.O. Box 5049, Boston, Massachusetts 02206-5049. Under an Administration Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator also acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

As compensation for its services under the Administration Agreement, the Custodian Agreement, and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated at an average annual rate of 0.406% of the first $6.2 billion in aggregate net assets of each series of the Trust, which includes the Funds, and then 0.04% of aggregate net assets above $6.2 billion. A $75,000 minimum fee per Fund applies. The greater of the minimum fee or the asset based fee will be charged. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, in-kind creation (purchase) and redemption transaction fees (as described below) and revenue on certain cash balances. State Street may be reimbursed by a Fund for its out-of-pocket expenses. The Investment Advisory Agreement provides that the Advisor will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administration Agreement, the Custodian Agreement and the Transfer Agency Agreement.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.

The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by a Fund. Each Fund's current distribution and shareholder services plan, as well as a description of the services performed under the plan, is described below.

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan applicable to the shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or

(ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2012. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS. The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of other Rydex/SGI Funds or render investor services to the shareholders of such other Rydex/SGI Funds (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by such other Rydex/SGI Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. None of the Advisor, the Distributor or their affiliates currently engage in revenue sharing with respect to the Funds. The Distributor or its affiliates may enter into revenue sharing arrangements with financial intermediaries in the future.

COSTS AND EXPENSES. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

BUSINESS CONTINUITY AND DISASTER RECOVERY. The Advisor and Distributor (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

The Funds are new, and therefore, as of the date of this SAI, do not have any beneficial owners of 5% or more to report.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

Depository Trust Company ("DTC") acts as securities depository for each Fund's shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"). A "Business Day" with respect to a Fund is, generally, any day on which the NYSE is open for business. Creation Unit sizes are 50,000 Shares for Domestic Equal Weight ETFs and 100,000 Shares for the International Equal Weight ETFs.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the Deposit Securities per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund's Underlying Index and the Cash Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a "cash in lieu" amount ("Deposit Cash") to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The "Cash Component" is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund's Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "nonstandard orders"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker/dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or
(ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including nonstandard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (E.G., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker/dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cutoff time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through a subcustody agent for (for foreign securities). With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The "Settlement Date" for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cutoff time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under "Creation Transaction Fees" will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS FOR CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian;
(c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash purchases, or partial cash purchases for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The fixed creation transaction fee, assessed per transaction, is as follows:

                                                                CREATION
FUND                                                        TRANSACTION FEE
----                                                        ---------------
                         DOMESTIC EQUAL WEIGHT ETFS
Rydex Russell 1000 Equal Weight ETF                            $________
Rydex Russell 1000 Value Equal Weight ETF                      $________
Rydex Russell 1000 Growth Equal Weight ETF                     $________
Rydex Russell 2000 Equal Weight ETF                            $________
Rydex Russell 2000 Growth Equal Weight ETF                     $________
Rydex Russell 2000 Value Equal Weight ETF                      $________
Rydex Russell 3000 Equal Weight ETF                            $________
Rydex Russell 3000 Growth Equal Weight ETF                     $________
Rydex Russell 3000 Value Equal Weight ETF                      $________
Rydex Russell MidCap Equal Weight ETF                          $________
                      INTERNATIONAL EQUAL WEIGHT ETFS
Rydex Russell Greater China Large Cap Equal Weight ETF         $________
Rydex Russell Global 1000 Equal Weight ETF                     $________
Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF        $________
Rydex Russell Emerging Markets Large Cap Equal Weight ETF      $________
Rydex Russell BRIC Equal Weight ETF                            $________
Rydex Russell Emerging EMEA Large Cap Equal Weight ETF         $________
Rydex MSCI EAFE Equal Weight ETF                               $________
Rydex MSCI Emerging Markets Equal Weight ETF                   $________
Rydex MSCI ACWI Equal Weight ETF                               $________

An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations or partial cash creations (when cash creations are available) to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

PLACEMENT OF REDEMPTION ORDERS USING THE CLEARING PROCESS. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE OF THE CLEARING PROCESS. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern TIME, if transmitted by mail, or by 3:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., Eastern Time, respectively, on the next Business Day following such Transmittal

Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or
(2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares' NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

The fixed creation transaction fee, assessed per transaction, is as follows:

                                                               REDEMPTION
FUND                                                        TRANSACTION FEE
----                                                        ---------------
                         DOMESTIC EQUAL WEIGHT ETFS
Rydex Russell 1000 Equal Weight ETF                            $________
Rydex Russell 1000 Value Equal Weight ETF                      $________
Rydex Russell 1000 Growth Equal Weight ETF                     $________
Rydex Russell 2000 Equal Weight ETF                            $________
Rydex Russell 2000 Growth Equal Weight ETF                     $________
Rydex Russell 2000 Value Equal Weight ETF                      $________
Rydex Russell 3000 Equal Weight ETF                            $________
Rydex Russell 3000 Growth Equal Weight ETF                     $________
Rydex Russell 3000 Value Equal Weight ETF                      $________
Rydex Russell MidCap Equal Weight ETF                          $________
                      INTERNATIONAL EQUAL WEIGHT ETFS
Rydex Russell Greater China Large Cap Equal Weight ETF         $________
Rydex Russell Global 1000 Equal Weight ETF                     $________
Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF        $________
Rydex Russell Emerging Markets Large Cap Equal Weight ETF      $________
Rydex Russell BRIC Equal Weight ETF                            $________
Rydex Russell Emerging EMEA Large Cap Equal Weight ETF         $________
Rydex MSCI EAFE Equal Weight ETF                               $________
Rydex MSCI Emerging Markets Equal Weight ETF                   $________
Rydex MSCI ACWI Equal Weight ETF                               $________

From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside the clearing process.

The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

The Funds, subject to approval of the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. The section below titled "Local Market Holiday Schedules" identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in kind redemption proceeds within the number of days stated in the Local Market Holiday Schedules section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

ADDITIONAL REDEMPTION PROCEDURES. If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to its QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or
(4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS FOR CERTAIN INTERNATIONAL FUNDS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, certain Funds may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date's net asset value. Orders to purchase Shares of such Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cutoff time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating NAV."

The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares, which are created separately from the Creation Unit process. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

Each Fund will seek to qualify for treatment as a regulated investment company under the Internal Revenue Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a regulated investment company (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for regulated investment company qualification is that a Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a regulated investment company is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by a Fund to qualify as a regulated investment company, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had a Fund qualified as a regulated investment company. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund's shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15% for taxable years beginning before January 1, 2011. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation

Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Internal Revenue Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Internal Revenue Code and the tax consequences of Internal Revenue Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on "broad based" securities indices are classified as "non-equity options" under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

If one or more ETFs in which a Fund invests generates more non-qualifying income for purposes of the 90% Test than a Fund's portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Internal Revenue Code.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

A Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

BACK-UP WITHHOLDING

The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

FOREIGN SHAREHOLDERS

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2009, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

OTHER ISSUES

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund's anticipated holdings on the following business day. Daily access to information concerning a Fund's portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor and other service providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, and as often as each day the Fund is open for business, at www.rydex-sgi.com. More information about this disclosure is available at www.rydex-sgi.com.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds' chief compliance officer, or a compliance manager designated by the chief compliance officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of each Fund's portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' chief compliance officer and the Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the policies and procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the policies and procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at www.rydex-sgi.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

MSCI

THE RYDEX/SGI FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY RYDEX ADVISORS II, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE RYDEX/SGI FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE RYDEX/SGI FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS

AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE RYDEX/SGI FUNDS OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE RYDEX/SGI FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE RYDEX/SGI FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE RYDEX/SGI FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE RYDEX/SGI FUNDS, OWNERS OF THE RYDEX/SGI FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell Indices are trademarks of Frank Russell Company and have been licensed for use by Rydex Advisors II, LLC. The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of investing in the Funds.

The Rydex/SGI Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Rydex/SGI Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex/SGI Funds particularly or the ability of the Russell indices to track general stock market performance or a segment of the same. Russell's publication of the indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell index is based. Russell's only relationship to the Rydex Advisors II, LLC is the licensing of certain trademarks and trade names of Russell and of the Russell Index which is determined, composed and calculated by Russell without regard to the Rydex Advisors II, LLC or the Rydex/SGI Funds. Russell is not responsible for and has not reviewed the Rydex/SGI Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Rydex/SGI Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX ADVISORS II, LLC, INVESTORS, OWNERS OF THE RYDEX/SGI FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, the Trust's independent registered public accounting firm, provides audit and tax services and assistance and consultation with respect to filings with the SEC.

CUSTODIAN

State Street Bank and Trust Company (the "Custodian"), P.O. Box 5049, Boston, MA 02206-5049, serves as custodian for the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.


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

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

          Rydex Advisors, LLC and Rydex Advisors II, LLC, together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

          - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

          - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

          - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

     A. Proxy Voting Policies

          Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

          The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

     B. Proxy Voting Procedures

          Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such

Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

          - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

          - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

          - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

          - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

          The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

          - Managing a pension plan for a company whose management is soliciting proxies;

          - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

          - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

          To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

          - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

          - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

          - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

          - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

          For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

          Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

          Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

          (i)  The name of the issuer of the portfolio security;

          (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

          (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

          (iv) The shareholder meeting date;

          (v)  A brief identification of the matter voted on;

          (vi) Whether the matter was proposed by the issuer or by a security holder;

          (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

          (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

          Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

          Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

          If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)  A copy of this Policy;

          (ii) Proxy Statements received regarding client securities;

          (iii) Records of votes cast on behalf of clients;

          (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

          (v)  Records of client requests for proxy voting information,

          With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

          Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

          Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                      Vote With Mgt.
B. Chairman and CEO is the Same Person                             Vote With Mgt.
C. Majority of Independent Directors                               Vote With Mgt.
D. Stock Ownership Requirements                                    Vote With Mgt.
E. Limit Tenure of Outside Directors                               Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election              Vote With Mgt.
B. Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                              Vote With Mgt.
B. Cumulative Voting                                               Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                 Case-by-Case
B. Fair Price Provisions                                           Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                      Vote With Mgt.
      To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                             Vote With Mgt.
B. Equal Access                                                    Vote With Mgt.

C. Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                      Vote With Mgt.
B. Stock Splits                                                    Vote With Mgt.
C. Reverse Stock Splits                                            Vote With Mgt.
D. Preemptive Rights                                               Vote With Mgt.
E. Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                    Case-by-Case
   Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C. Employee Stock Ownership Plans                                  Vote With Mgt.
D. 401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                  Vote With Mgt.
B. Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                        Case-by-Case
B. Corporate Restructuring                                         Vote With Mgt.
C. Spin-Offs                                                       Vote With Mgt.
D. Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1) Certificate of Trust dated November 22, 2002 of Rydex ETF Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(2) Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(3) Amendment dated November 21, 2005 to the Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(c)      Not applicable.

(d)(1) Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC is filed herewith.

(e)(1) Distribution Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, LLC is filed herewith.

(e)(2) Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(3) Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs & Co. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(4) Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment

         No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-003020 on November 8, 2006.

(f)      Not applicable.

(g)(1) Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(g)(2) First Amendment dated May 3, 2005 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(g)(3) Amendment and revised Appendix A dated September 13, 2007 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(g)(4) Amendment and revised Appendix A dated May 15, 2008 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit
         (g)(4) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(g)(5) Amendment and revised Appendix A to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(1) Sublicense Agreement dated April 11, 2003, between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
         (h)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(h)(2) Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(h)(3) Amendment dated September 13, 2007 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 10 to the

         Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(h)(4) Amendment and Amended and Restated Exhibit A dated May 14, 2008 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(h)(5) Amendment and Amended and Restated Exhibit A to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(6) Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(h)(7) Amendment dated September 13, 2007 to the Transfer Agency and Services Agreement dated May 3, 2005, including revised Schedule A, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No 10 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(h)(8) Amendment and Amended and Restated Exhibit A dated May 14, 2008 to the Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(h)(9) Amendment and Amended and Restated Exhibit A to the Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)      Not applicable.

(k)      Not applicable.

(l)(1) Subscription Agreement dated April 11, 2003 between the Registrant and PADCO Advisors II, Inc., (now Rydex Advisors II, LLC) is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(l)(2) Form of Letter of Representations between the Registrant and Depository Trust Company is incorporated herein by reference to Exhibit (l)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(m)(1) Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(m)(2) Amendment dated February 29, 2008 to the Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(m)(3) Amendment dated August 25, 2010 to the Distribution Plan dated April 11, 2003 is filed herewith.

(n)      Not applicable.

(o)      Not applicable.

(p) Registrant's Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-069956 on July 29, 2010.

(q) Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registration Statement of Rydex Series Funds (File No 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated November 22, 2002, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, and the Investment Company Act of 1940. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Rydex Advisors II, LLC, d/b/a Rydex Investments (the "Advisor") is the investment adviser for the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment advisor registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------------------
                           POSITION
        NAME             WITH ADVISER                                  OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
Richard M. Goldman   Chief Executive      Chief Executive Officer & Manager, Rydex Advisors, LLC
                     Officer (CEO) &
                     Manager
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer, President & Manager, Rydex Distributors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Senior Vice President, Security Benefit Corporation
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer, President & Managing Member Representative,
                                          Security Investors, LLC; Security Global Investors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer, Rydex Holdings, LLC
--------------------------------------------------------------------------------------------------------------------
                                          President & Trustee, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic
                                          Funds; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                          Director, Rydex Fund Services, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Director, First Security Benefit Life Insurance and Annuity Company of
                                          New York
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer, Rydex Advisory Services, LLC
--------------------------------------------------------------------------------------------------------------------
                                          President, Director, & Chairman of the Board of Security Equity Fund;
                                          Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security
                                          Income Fund; and SBL Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION
        NAME             WITH ADVISER                                  OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
Michael P. Byrum     Chief Investment     CIO and President Rydex Advisors, LLC; Rydex Advisory Services, LLC
                     Officer (CIO) &
                     President
--------------------------------------------------------------------------------------------------------------------
                                          Secretary and Director, Rydex Fund Services, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          President, Rydex Holdings, LLC (Secretary from December 2005 to January
                                          2008)
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable
                                          Trust; Rydex ETF Trust
--------------------------------------------------------------------------------------------------------------------
                                          Director, Advisor Research Center, Inc. (Secretary from May 2006 to
                                          November 2009)
--------------------------------------------------------------------------------------------------------------------
                                          Manager, Rydex Specialized Products, LLC (Secretary from September 2005 to June 2008)
--------------------------------------------------------------------------------------------------------------------
                                          Senior Vice President, Security Investors, LLC; Security Global
                                          Investors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Variable Managed Futures Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Series Managed Futures Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Series Long/Short Commodities Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Variable Long/Short Commodities Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Variable Commodities Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Series Commodities Strategy CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Series Multi-Hedge Strategies CFC
--------------------------------------------------------------------------------------------------------------------
                                          Director of Rydex Variable Multi-Hedge Strategies CFC
--------------------------------------------------------------------------------------------------------------------
John F. Frye         Treasurer            Senior Vice President, Chief Financial Officer, & Treasurer, Security
                                          Benefit Mutual Holding Company; Security Benefit Corporation
--------------------------------------------------------------------------------------------------------------------
                                          Director, Senior Vice President, Chief Financial Officer, & Treasurer,
                                          First Security Benefit Life Insurance and Annuity Company of New York;
                                          Security Benefit Life Insurance Company
--------------------------------------------------------------------------------------------------------------------
                                          Treasurer, Security Financial Resources, Inc.; Security Benefit Academy;
                                          Security Investors, LLC; Security Global Investors, LLC; Rydex Holdings,
                                          LLC; Rydex Advisors, LLC; Rydex Advisory Services, LLC; Rydex
                                          Specialized Products, LLC; Rydex Fund Services, Inc.; Advisor Research
                                          Center, Inc.; Security Benefit Clinic & Hospital
--------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney    Chief Compliance     Chief Compliance Officer & Senior Vice President, Rydex Advisors, LLC;
                     Officer & Senior     Rydex Advisory Services, LLC
                     Vice President
--------------------------------------------------------------------------------------------------------------------
                                          Director, Rydex Distributors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Senior Vice President, Security Investors, LLC; Security Global
                                          Investors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Holdings, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Chief Compliance Officer & Secretary, Rydex Series Funds; Rydex Dynamic
                                          Funds; Rydex ETF Trust; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
Amy J. Lee           Senior Vice          Vice President, Associate General Counsel & Assistant Secretary,
                     President &          Security Benefit Corporation; Security Benefit Life Insurance Company;
                     Secretary
--------------------------------------------------------------------------------------------------------------------
                                          Associate General Counsel, First Security Benefit Life Insurance and
                                          Annuity Company of New York
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION
        NAME             WITH ADVISER                                  OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
                                          Secretary & Chief Compliance Officer, Security Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Secretary, Security Financial Resources, Inc.; Rydex Distributors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Senior Vice President & Secretary, Security Investors, LLC; Security
                                          Global Investors, LLC; Rydex Advisors, LLC; Rydex Advisory Services,
                                          LLC;
--------------------------------------------------------------------------------------------------------------------
                                          Vice President & Secretary, Rydex Holdings, LLC; Security Equity Fund;
                                          Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security
                                          Income Fund; and SBL Fund
--------------------------------------------------------------------------------------------------------------------
                                          President & Secretary, Advisor Research Center, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Assistant Secretary, Security Benefit Clinic & Hospital
--------------------------------------------------------------------------------------------------------------------
                                          Vice President & Assistant Secretary, Rydex Series Funds; Rydex ETF
                                          Trust; Rydex Dynamic Funds; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
John Linnehan        Senior Vice          Senior Vice President & Chief Financial Officer, Security Investors,
                     President & Chief    LLC; Security Global Investors, LLC; Rydex Holdings, LLC; Rydex
                     Financial Officer    Advisors, LLC; Rydex Advisory Services, LLC
--------------------------------------------------------------------------------------------------------------------
Nick Bonos           Senior Vice          Senior Vice President, Security Investors, LLC; Security Global
                     President            Investors, LLC; Rydex Advisors, LLC; Rydex Advisory Services, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Holdings, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer & Manager, Rydex Specialized Products, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Chief Executive Officer & President, Rydex Fund Services, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex
                                          Dynamic Funds; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
Keith A. Fletcher    Senior Vice          Senior Vice President, Security Investors, LLC; Security Global
                     President            Investors, LLC; Rydex Holdings, LLC; Rydex Advisors, LLC; Rydex Advisory
                                          Services, LLC;
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Distributors, LLC Advisor Research Center, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Vice President & Director, Advisor Research Center, Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Specialized Products, LLC; Rydex Fund Services,
                                          Inc.
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF
                                          Trust; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Security Equity Fund; Security Large Cap Value Fund;
                                          Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund
--------------------------------------------------------------------------------------------------------------------
Marc Zeitoun         Senior Vice          Senior Vice President, Security Investors, LLC; Security Global
                     President            Investors, LLC; Rydex Holdings, LLC; Rydex Advisors, LLC; Rydex Advisory
                                          Services, LLC
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION
        NAME             WITH ADVISER                                  OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
                                          Director, Rydex Distributors, LLC
--------------------------------------------------------------------------------------------------------------------
Lisa Young           Assistant Treasurer  Assistant Treasurer, Security Benefit Life Insurance Company; Security
                                          Financial Resources, Inc.; Security Benefit Academy, Inc.; Security
                                          Investors, LLC; Security Global Investors, LLC; Rydex Holdings, LLC;
                                          Rydex Advisors, LLC; Rydex Advisory Services, LLC; Rydex Specialized
                                          Products, LLC; Rydex Fund Services, Inc.; Advisor Research Center, Inc.;
                                          Security Benefit Clinic & Hospital
--------------------------------------------------------------------------------------------------------------------
Amanda J. Kiefer     Assistant Secretary  Assistant Secretary, Security Investors, LLC; Security Global Investors,
                                          LLC; Rydex Holdings, LLC; Rydex Advisors, LLC; Rydex Advisory Services,
                                          LLC
--------------------------------------------------------------------------------------------------------------------
Francois Coeytaux    Associate Chief      Associate Chief Compliance Officer, Security Investors, LLC; Security
                     Compliance Officer   Global Investors, LLC; Rydex Advisors, LLC; Rydex Advisory Services, LLC
--------------------------------------------------------------------------------------------------------------------
Joe Arruda           Vice President       Vice President, Security Investors, LLC; Security Global Investors, LLC;
                                          Rydex Advisors, LLC; Rydex Advisory Services, LLC;
--------------------------------------------------------------------------------------------------------------------
                                          Chief Financial Officer & Manager, Rydex Specialized Products, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF
                                          Trust; Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
Brenda Harwood       Vice President       Vice President & Chief Compliance Officer, Security Investors, LLC;
                                          Security Global Investors, LLC
--------------------------------------------------------------------------------------------------------------------
                                          Vice President, Rydex Advisors, LLC; Rydex Advisory Services, LLC;
--------------------------------------------------------------------------------------------------------------------
                                          Chief Compliance Officer & Treasurer, Security Equity Fund; Security
                                          Large Cap Value Fund; Security Mid Cap Growth Fund; Security Income
                                          Fund; and SBL Fund
--------------------------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, LLC serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC

--------------------------------- ------------------------------------- -----------------------------------------------
            NAME AND
       PRINCIPAL BUSINESS                    POSITIONS AND                               POSITIONS AND
            ADDRESS                     OFFICES WITH UNDERWRITER                    OFFICES WITH REGISTRANT
--------------------------------- ------------------------------------- -----------------------------------------------
 Richard M. Goldman                     Manager, CEO, & President                     President & Trustee
--------------------------------- ------------------------------------- -----------------------------------------------
 Julie Jacques                                  Treasurer                                    None
--------------------------------- ------------------------------------- -----------------------------------------------
 Kevin McGovern                              Vice President                                  None
--------------------------------- ------------------------------------- -----------------------------------------------
 Elisabeth Miller                       Chief Compliance Officer                             None
--------------------------------- ------------------------------------- -----------------------------------------------
 Amy J. Lee                                     Secretary                    Vice President & Assistant Secretary
--------------------------------- ------------------------------------- -----------------------------------------------

--------------------------------- ------------------------------------- -----------------------------------------------
            NAME AND
       PRINCIPAL BUSINESS                    POSITIONS AND                               POSITIONS AND
            ADDRESS                     OFFICES WITH UNDERWRITER                    OFFICES WITH REGISTRANT
--------------------------------- ------------------------------------- -----------------------------------------------
 Keith Fletcher                              Vice President                             Vice President
--------------------------------- ------------------------------------- -----------------------------------------------

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 and by the State Street Bank and Trust Company at 150 Newport Avenue, 4th Floor, Quincy, Massachusetts 02171 and Two Avenue de Lafayette, Boston, Massachusetts 02111.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to Registration Statement No. 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 13th day of September, 2010.


                                        RYDEX ETF TRUST


                                By:     /s/ Richard M. Goldman
                                        ----------------------------------------
                                        Richard M. Goldman, President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

J. Kenneth Dalton
Member of the Board of Trustees
                                    By: /s/ Nick Bonos
John O. Demaret                         ----------------------------------------
Member of the Board of Trustees         Nick Bonos, as Attorney-In-Fact for the
                                        Trustees Whose Names Appear Opposite
Patrick T. McCarville
Member of the Board of Trustees
                                    By: /s/ Nick Bonos
Roger Somers                            ----------------------------------------
Member of the Board of Trustees         Nick Bonos, Vice President and Treasurer
                                        (principal financial officer and
Corey A. Colehour                       principal accounting officer)
Member of the Board of Trustees

Werner E. Keller                    By: /s/ Richard M. Goldman
Member of the Board of Trustees         ----------------------------------------
                                        Richard M. Goldman, Member of the Board
Thomas F. Lydon                         of Trustees and President
Member of the Board of Trustees

                                  EXHIBIT INDEX

EXHIBIT NUMBER EXHIBIT:

EX-99.D1 Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC

EX-99.E1 Distribution Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, LLC

EX-99.I        Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.M3 Amendment dated August 25, 2010 to the Distribution Plan dated April 11, 2003